Repurchase Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Repurchase Agreements (Details)
Period end balance	$ 32,609,875	$ 38,727,312
Average balance	28,349,896	29,687,950
Highest month-end balance	$ 39,288,875	$ 38,727,312
Weighted average interest rate	0.31%	0.86%
Amortized cost - Pledged investments	$ 63,045,599	$ 59,546,509
Fair Value - Pledged investments	$ 62,256,702	$ 60,705,178